Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2022	¥ 11,530	$ 1,809
2023	5,926	930
2024	791	124
2025	1,252	196
2026	2,635	413
2027 and thereafter	4,612	724
Total	¥ 26,746	$ 4,196